INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Information About Partnership's Investments (Details)	Dec. 31, 2025	Dec. 31, 2024
Brazilian electricity transmission operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	15.00%
Australian smart meter business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
South Korean industrial gas business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	25.00%	0.00%
Brazilian toll road business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	45.00%	45.00%
Brazilian rail and port logistics business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
U.S. LNG export terminal
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
Global intermodal logistics operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	34.00%	0.00%
French telecom operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	21.00%	21.00%
Latin American data center operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
Indian data center business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	8.00%	8.00%
Australian data distribution business
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	12.00%	12.00%
U.S. semiconductor manufacturing facility
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	13.00%	13.00%
European telecom tower operation
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	6.00%	6.00%
North American hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	15.00%	15.00%
European hyperscale data center platform
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership and voting Interest	18.00%	0.00%